INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of net deferred tax assets
Pension, postretirement and post employment benefits	$ 3,375	$ 4,066
Marketing and sales incentive programs	56,878	53,969
Allowance for credit losses	43,166	36,349
Other accrued liabilities	23,781	32,028
Tax loss and tax credit carry forwards	8,480	8,753
Total deferred tax assets	135,680	135,165
Deferred tax liabilities:
Equipment on operating lease	183,574	167,971
Net deferred tax (liability) asset, net	$ (47,894)	$ (32,806)